SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable as at December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Accounts Receivable	$18,340,348	$12,359,619
Allowance for credit losses	(11,582,186)	(8,095,362)
Accounts Receivable, net	$6,758,162	$4,264,257
Accounts Receivable - related parties	$16,032,134	$12,017,651
Allowance for credit losses	(15,680,662)	(9,098,436)
Accounts Receivable - related parties, net	$351,472	$2,919,215
Non-current Accounts Receivable	$-	$3,013,532
Non-current credit losses	-	(1,174,302)
Non-current Accounts Receivable, net	$-	$1,839,230
Non-current Accounts Receivable - related parties	$-	$4,172,502
Non-current Allowance for credit losses - related parties	-	(2,849,306)
Non-current Accounts Receivable - related parties, net	$-	$1,323,196

SCHEDULE OF ALLOWANCE FOR CREDIT LOSSES

Balance at January 1, 2020	$7,212,644
Increase in allowance for credit losses	13,528,638
Foreign exchange difference	476,124
Balance at December 31, 2020	$21,217,406
Addition from acquisition of subsidiaries under common control	314,214
Increase in allowance for credit losses	5,134,350
Foreign exchange difference	596,878
Balance at December 31, 2021	$27,262,848

SCHEDULE OF PROPERTY, EQUIPMENT AND SOFTWARE ESTIMATED USEFUL LIVES

Office buildings	20-50 years
Lease improvement	Shorter of lease term or assets lives
Electronics equipment, furniture and fixtures	3-5 years
Motor vehicles	5 years
Purchased software	5 years
Media display equipment	5 years
Cryptocurrency mining machine	3 years

SCHEDULE OF INTANGIBLE ASSETS ESTIMATED USEFUL LIVES
Software development costs	3-5 years
Trademarks	5 years

SCHEDULE OF FOREIGN CURRENCY TRANSLATION

The exchange rates adopted are as follows:

	December 31, 2021	December 31, 2020
Year-end RMB to US$ exchange rate	6.3588	6.5377
Average yearly RMB to US$ exchange rate	6.4505	6.9044
Year-end HKD to US$ exchange rate	7.7971	-
Average yearly HKD to US$ exchange rate	7.7724	-